INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Pre-tax book income			$ (461,117)	$ (645,978)
Pre-tax book income			21.00%	21.00%
State Tax Expense, net			$ 1,524	$ 0
State Tax Expense, net			(0.10%)	0.00%
Permanent Items			$ 26,430	$ 0
Permanent Items			(1.20%)	0.00%
Valuation Allowance			$ 435,420	$ 645,978
Valuation Allowance			(19.80%)	(21.00%)
Total Expense			$ 2,257	$ 0
Total Expense	0.00%	0.00%	(0.10%)	0.00%